PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT	Property, plant and equipment consisted of the following:
	March 31, 2026	December 31, 2025
Computer equipment	$5,090	$5,090
Less: Accumulated depreciation	(1,767)	(1,343)
Total	$3,323	$3,747
Property, plant and equipment consisted of the following:
	2025	2024
Computer equipment	$5,090	-
Less: Accumulated depreciation	(1,343)	-
Total	$3,747	-